Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 44,124	$ 46,196
Equity securities designated at FVOCI	614	602
Securities measured at amortized cost	21,205	20,115
Securities mandatorily measured and designated at FVTPL	63,406	54,397
Total financial securities	$ 129,349	$ 121,310